Other Non-Current Assets	6 Months Ended
Jun. 30, 2025
Other Non-Current Assets [Abstract]
Other non-current assets
12.	Other non-current assets

	June 30, 2025	December 31, 2024
Guarantee deposits	$1,782,139	$1,432,177
Others	70,191	62,563
	$1,852,330	$1,494,740